CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, SBI NEO Technology A Investment LPS, or SBI (Details) - SBI - USD ($) $ in Thousands	1 Months Ended	3 Months Ended					12 Months Ended
	Jan. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Payments to acquire investments									$ 600	$ 700	$ 700	$ 500
Investment, ownership interest (as a percent)							2.00%	2.00%				2.00%
Cash received from investment which was recorded as a reduction to offset the investment	$ 500	$ 600	$ 100	$ 260	$ 260	$ 100
Other-than-temporary impairment charge							$ 200
Short-term investments		$ 500					$ 500